FAIR VALUES AND FINANCIAL RISK MANAGEMENT - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Borrowings	€ 12,600		€ 13,100
Total assets	30,354		29,090
Liabilities	22,571		21,880
Pretax activity, net	8	€ 223
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	11,600		13,300
Level 2 | Recurring | Derivative liability
Disclosure of fair value measurement of assets [line items]
Liabilities	202		66
Level 2 | Recurring | Derivative asset
Disclosure of fair value measurement of assets [line items]
Total assets	€ 573		€ 376